To Our Shareholders:
--------------------------------------------------------------------------------

CGM Capital Development Fund declined -4.6% during the second quarter of 2000 compared to the Standard and Poor's 500 Index which lost -2.7%. For the first six months of the year, CGM Capital Development Fund declined -0.8% and the S&P 500 lost -0.4%.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Aside from looming questions about the economy, the equity market seems to be operating on a healthier footing now than in early March when speculative excesses were so prevalent in technology issues. The NASDAQ Composite Index fell -37% from March 10th to May 23rd of this year and despite some recovery, is still down -23% from its high. The excitement over "new economy" companies has dissipated in the shadow of a growing number of dot-com bankruptcies. Instead, investor attention is reverting to "old economy" companies and also to real estate investment trusts, which may indicate a broadening market.

Interest rates are not much changed since March 31st of this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy. Though equity investors would presumably welcome a modest economic slowdown, we believe most attention will be focused on individual issues rather than on any large market moves.

CGM Capital Development Fund holds important positions in independent oil producers and the steel and electronic component industries. The Fund's three largest holdings are Micron Technology, Inc., Companhia Siderurgica National Sponsored ADRs and EOG Resources, Inc.

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2000

                                CGM CAPITAL
                                DEVELOPMENT     S&P 500      THE FUND'S AVERAGE
                                   FUND          INDEX       ANNUAL TOTAL RETURN
                                -----------     -------      -------------------
10 Years ....................     +424.0%       +414.0%            +18.0%
 5 Years ....................     +120.4        +190.8             +17.1
 1 Year .....................     +  7.0        +  7.2             + 7.0
 3 Months ...................     -  4.6        -  2.7               --

The percentage figures for the Fund are based upon the beginning net asset values of $21.43, $24.25, $24.93 and $27.23, respectively, and the June 30, 2000 net asset value of $25.99 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The S&P 500 Stock Index has also been adjusted for the reinvestment of income dividends during these periods. Although the S&P 500 Index and the Fund are not directly comparable, the Index is shown because it is widely used by investors to measure unmanaged stock market performance. When viewing the Fund's performance, one should keep in mind the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected.

The performance data contained in this report represents past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                    CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1974 -- JUNE 30, 2000 (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------------------
                                   IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1974
 --------------------------------------------------------------------------------------------------------------------------------
                            --AND HAD TAKEN ALL DIVIDENDS                         OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                              AND DISTRIBUTIONS IN CASH                              GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                  ---------------------------------------------------------------------------------------------------------------
                                         During the Year
                                     You Would Have Received                                           Which Would Represent
                              -------------------------------------                          ------------------------------------
                                                                           The Value of                             A Cumulative
                  The Net                                                  Your Original                               Change
                Asset Value        Per Share        Per Share               Investment              An                Expressed
    On            of Your        Capital Gains       Income                   At Each             Annual           As An Index With
 December      Shares Would      Distributions    Distributions              Year End          Total Return          December 31,
    31           Have Been            of               of                 Would Have Been           of               1974 = 100.0
----------------------------------------------------------------------------------------------------------------------------------
   1974           $ 7.78                                                                                                   100.0
   1975             9.35              --              $0.15                    $  9.53              +   22.5%              122.5
   1976            10.98              --               0.13                      11.35              +   19.1               145.9
   1977            10.74              --               0.18                      11.28              -    0.6               145.0
   1978            13.05              --               0.27                      14.09              +   24.9               181.1
   1979            16.20              --               0.35                      17.95              +   27.4               230.7
   1980            20.50            $ 1.65*            0.36                      25.65              +   42.9               329.7
   1981            17.34              3.38             0.36                      26.80              +    4.5               344.5
   1982            24.88              2.88             0.41                      47.95              +   78.9               616.3
   1983            25.21              2.50             0.47                      55.43              +   15.6               712.4
   1984            17.28              6.15             0.11                      50.88              -    8.2               654.0
   1985            25.02              --               0.18                      74.39              +   46.2               956.1
   1986            23.12              7.46             0.16                      95.52              +   28.4              1227.6
   1987            16.56             10.09             0.14                     110.71              +   15.9              1422.8
   1988            15.87              0.02             0.62                     110.38              -    0.3              1418.5
   1989            18.37              --               0.34                     130.14              +   17.9              1672.4
   1990            18.53              --               0.10                     131.96              +    1.4              1695.8
   1991            25.80             11.07*            0.06                     262.73              +   99.1              3376.3
   1992            27.43              2.68*            0.20                     308.71              +   17.5              3967.2
   1993            27.71              7.51             0.07                     397.31              +   28.7              5105.8
   1994            20.58              0.71             0.07                     306.33              -   22.9              3936.6
   1995            27.33              1.68             0.02                     432.23              +   41.1              5554.5
   1996            29.08              5.87             0.07                     553.69              +   28.1              7115.3
   1997            26.96              9.08             --                       686.02              +   23.9              8815.9
   1998            24.95              4.19             0.11                     744.33              +    8.5              9565.3
   1999            26.20              0.56             0.11                     801.64              +    7.7             10301.8
2000 (6/30)        25.99              --               --                       795.23              -    0.8             10219.4
                                    ------            -----                                         --------
  Totals                            $77.48            $5.04                                         +10119.4
 ----------------------------------------------------------------------------------------------------------------------------------
  * Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
----------------------------------------------------------------------------------------------------------------------------------
  The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 2000
(unaudited)

COMMON STOCKS -- 99.5% OF TOTAL NET ASSETS

                                                          SHARES      VALUE(a)

BUSINESS SERVICES -- 0.5%
Arrow Electronics, Inc. (b) .........................     85,000   $  2,635,000
                                                                   ------------

CONSUMER DURABLES -- 4.8%
Koninklijke Philips Electronics Sponsored ADR (c) ...    580,000     27,550,000
                                                                   ------------

ELECTRONIC COMPONENTS -- 12.8%
Advanced Micro Devices, Inc. (b) ....................    360,000     27,810,000
Micron Technology, Inc. (b) .........................    522,000     45,968,625
                                                                   ------------
                                                                     73,778,625
                                                                   ------------

HEALTH CARE SERVICES -- 11.8%
Oxford Health Plans, Inc. (b) .......................  1,150,000     27,384,375
PacifiCare Health Systems, Inc. (b) .................    230,000     13,843,125
UnitedHealth Group Incorporated (b) .................    314,000     26,925,500
                                                                   ------------
                                                                     68,153,000
                                                                   ------------

METALS AND MINING -- 4.9%
Inco Limited (b) ....................................  1,850,000     28,443,750
                                                                   ------------

OFFSHORE DRILLING -- 4.7%
Transocean Sedco Forex, Inc. ........................    510,000     27,253,125
                                                                   ------------

OIL -- INDEPENDENT PRODUCTION -- 22.6%
Anadarko Petroleum Corp. ............................    505,000     24,902,812
Apache Corporation ..................................    545,000     32,052,813
Devon Energy Corporation ............................    617,300     34,684,544
EOG Resources, Inc. .................................  1,155,000     38,692,500
                                                                   ------------
                                                                    130,332,669
                                                                   ------------

OIL -- REFINING -- 3.9%
Tosco Corporation ...................................    785,000     22,225,313
                                                                   ------------

OIL -- SERVICE -- 5.8%
Tubos De Acero De Mexico ADR (c)(d) .................  2,430,000     33,716,250
                                                                   ------------

PAPER PRODUCTS/CONSUMER -- 3.8%
Asia Pulp & Paper Company Ltd. ADR (b)(c) ...........  4,350,000     22,021,875
                                                                   ------------

PRINTING -- 5.5%
Aracruz Celulose S.A. ADR (c)(d) ....................  1,650,000     31,865,625
                                                                   ------------

STEEL -- 13.1%
Companhia Siderurgica National Sponsored ADR (c)(d) .  1,417,000   $ 43,661,312
Pohang Iron & Steel Co., Ltd. Sponsored ADR (c) .....  1,340,000     32,160,000
                                                                   ------------
                                                                     75,821,312
                                                                   ------------
TELEPHONE -- 5.3%
Telefonos de Mexico, S.A. de C.V. (c)(d) ............    540,000     30,847,500
                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $551,862,642) .............    574,644,044
                                                                   ------------

COMMON STOCK WARRANTS -- 0.0%
Asia Pulp & Paper Company Ltd. Exp. 7/27/00 (b)
  (Identified Cost $2,800,000) ......................    800,000         12,500
                                                                   ------------

SHORT-TERM INVESTMENT -- 1.4%                        FACE AMOUNT
                                                     -----------
American Express Credit Corporation, 6.88%,
  7/03/00 (Cost $8,135,000) ......................... $8,135,000      8,135,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.9% (Identified Cost $562,797,642)(e) ..    582,791,544
Cash and Receivables ...........................................     23,153,898
Liabilities ....................................................    (28,502,514)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% .....................................   $577,442,928
                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) The Fund has greater than 10% of its assets at June 30, 2000 invested in ADRs from Brazil and Mexico.
(e) Federal Tax Information: At June 30, 2000 the net unrealized appreciation on investments based on cost of $562,797,642 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ........  $ 76,702,181
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ...............   (56,708,279)
                                                                   ------------
Net unrealized appreciation .....................................  $ 19,993,902
                                                                   ============

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
 Investments at value
  (Identified cost -- $562,797,642) .............................   $582,791,544
 Cash ...........................................................          4,438
 Receivable for:
  Securities sold ................................    $22,883,941
  Shares of the Fund sold ........................         12,140
  Dividends and interest (net of withholding
   tax of $26,201) ...............................        246,244
  Foreign Tax Reclaim ............................          7,135     23,149,460
                                                      -----------   ------------
                                                                     605,945,442
                                                                    ------------
LIABILITIES
 Payable for:
  Securities purchased ...........................     27,232,040
  Shares of the Fund redeemed ....................        726,302     27,958,342
                                                      -----------   ------------
 Accrued expenses:
  Management fees ................................        471,269
  Trustees' fees .................................         11,254
  Accounting and Administration ..................          5,000

  Transfer Agent Fees ............................         25,339

  Other expenses .................................         31,310        544,172
                                                                    ------------
                                                                      28,502,514
                                                                    ------------
NET ASSETS ......................................................   $577,442,928
                                                                    ============
Net Assets consist of:
 Capital paid-in ................................................   $507,245,835
 Undistributed net investment income ............................      1,188,406
 Accumulated net realized gain ..................................     49,014,785
 Unrealized appreciation on investments -- net ..................     19,993,902
                                                                    ------------
NET ASSETS ......................................................   $577,442,928
                                                                    ============
 Shares of beneficial interest outstanding, no par value ........     22,218,578
                                                                    ============
 Net asset value per share* .....................................         $25.99
                                                                    ============

*Shares of the Fund are sold and redeemed at net asset value
 ($577,442,928 / 22,218,578).

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $366,260) ................  $  4,074,207
  Interest ......................................................       127,421
                                                                   ------------
                                                                      4,201,628
                                                                   ------------
 Expenses
  Management fees ...............................................     2,959,369
  Trustees' fees ................................................        23,028
  Accounting and Administration .................................        30,000
  Custodian .....................................................        58,815
  Transfer agent ................................................       108,479
  Audit and tax services ........................................        14,700
  Legal .........................................................        38,210
  Printing ......................................................        11,654
  Registration ..................................................         9,688
  Miscellaneous .................................................         2,537
                                                                   ------------
                                                                      3,256,480
                                                                   ------------
  Net investment income .........................................       945,148
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized gain on investments -- net ............................    52,995,397
 Unrealized depreciation -- net .................................   (58,740,626)
                                                                   ------------
 Net loss on investments ........................................    (5,745,229)
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS ............................  $ (4,800,081)
                                                                   ============

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED             YEAR ENDED
                                                              JUNE 30, 2000        DECEMBER 31,
                                                               (UNAUDITED)             1999
                                                               ------------       -------------
FROM OPERATIONS
  Net investment income ................................       $    945,148       $   2,865,117
  Net realized gain from investments ...................         52,995,397          11,715,570
  Unrealized appreciation (depreciation) ...............        (58,740,626)         27,062,257
                                                               ------------       -------------
    Change in net assets from operations ...............         (4,800,081)         41,642,944
                                                               ------------       -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................          --                 (2,621,859)
  Net realized gain on investments .....................          --                (11,715,570)
  In excess of net realized gain on investments ........          --                 (1,551,121)
                                                               ------------       -------------
                                                                  --                (15,888,550)
                                                               ------------       -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................          5,399,646          18,708,382
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          --                  2,246,333
    Distributions from net realized gain ...............          --                 10,098,811
    Distributions in excess of net realized gain on
      investments ......................................          --                  1,337,065
                                                               ------------       -------------
                                                                  5,399,646          32,390,591
  Cost of shares redeemed ..............................        (55,693,709)       (129,025,877)
                                                               ------------       -------------
    Change in net assets derived from capital share
      transactions .....................................        (50,294,063)        (96,635,286)
                                                               ------------       -------------
  Total change in net assets ...........................        (55,094,144)        (70,880,892)

NET ASSETS
  Beginning of period ..................................        632,537,072         703,417,964
                                                               ------------       -------------
  End of period (including undistributed net investment
    income of $1,188,406 and $243,258, respectively) ...       $577,442,928       $ 632,537,072
                                                               ============       =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................            205,113             772,324
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............          --                     87,048
    Distributions from net realized gain ...............          --                    391,340
    Distributions in excess of net realized gain on
      investments ......................................          --                     51,813
                                                               ------------       -------------
                                                                    205,113           1,302,525
    Redeemed ...........................................         (2,126,991)         (5,359,335)
                                                               ------------       -------------
    Net change .........................................         (1,921,878)         (4,056,810)
                                                               ============       =============

                See accompanying notes to financial statements.

                                            CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                     SIX MONTHS
                                        ENDED                        YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2000  -----------------------------------------------------------
                                     (UNAUDITED)     1999        1998        1997           1996        1995
                                      --------     --------    --------    --------       --------    --------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning
  of period .......................   $  26.20     $  24.95    $  26.96    $  29.08       $  27.33    $  20.58
                                      --------     --------    --------    --------       --------    --------

Net investment  income (loss) .....       0.04         0.12        0.11       (0.08)(a)       0.07        0.02
Dividends from net investment
  income ..........................       --          (0.11)      (0.11)       --            (0.07)      (0.02)
Net realized and unrealized
  gain (loss) on investments ......      (0.25)        1.80        2.18        7.04           7.62        8.43
Distribution from net realized gain       --          (0.49)      (4.12)      (9.08)         (5.84)      (1.68)
Distribution in excess of net
  realized gain on investments ....       --          (0.07)      (0.07)       --            (0.03)       --
                                      --------     --------    --------    --------       --------    --------
Net increase (decrease) in
  net asset value .................      (0.21)        1.25       (2.01)      (2.12)          1.75        6.75
                                      --------     --------    --------    --------       --------    --------
Net asset value at end of period ..   $  25.99     $  26.20    $  24.95    $  26.96       $  29.08    $  27.33
                                      ========     ========    ========    ========       ========    ========

Total Return (%) ..................       (0.8)         7.7         8.5        23.9           28.1        41.1

Ratios:
Operating expenses to average
  net assets (%) ..................       1.09*        1.08        1.07        1.07           0.82        0.85
Net investment income (loss)
  to average net assets (%) .......       0.32*        0.46        0.39       (0.29)          0.23        0.07
Portfolio turnover(%) .............        363*         335         335         230            178         271
Net assets at end of period
  (in thousands)($) ...............    577,443      632,537     703,418     722,673        631,260     521,248

(a) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.
  * Computed on an annualized basis.

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with five other funds in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,073,626,463 and $1,126,430,145, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $2,959,369 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $30,000, for the period ended June 30, 2000, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2000 was $2,887 for the Fund.

CGM
CAPITAL
DEVELOPMENT
FUND

156th Quarterly Report
June 30, 2000

A No-Load Fund

[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

        CAPITAL GROWTH MANAGEMENT
        LIMITED PARTNERSHIP
        Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 00                                                      Printed in U.S.A.